Organization, Operations and Summary of Significant Accounting Policies: Going Concern Policy (Policies)	12 Months Ended
Jun. 30, 2015
Policies
Going Concern Policy

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the accompanying consolidated financial statements, the Company has a limited operating history and limited funds and has an accumulated deficit of $9,094,959 at June 30, 2015. These factors, among others, may indicate that the Company will be unable to continue as a going concern.

The Company may raise additional capital through the sale of its equity securities, through an offering of debt securities, or through borrowings from financial institutions. The Company expects to generate revenue in the future from license and royalty fees from its SafeCell technology. Management believes that actions presently being taken to obtain additional funding provide the opportunity for the Company to continue as a going concern.

The financial statements do not include any adjustments relating to the recoverability and classification of assets and/or liabilities that might be necessary should the Company be unable to continue as a going concern. The continuation as a going concern is dependent upon the ability of the Company to meet our obligations on a timely basis, and, ultimately to attain profitability.